Debt (Boeing 737-800 Pre-delivery Payment Facility) (Details) (USD $)	12 Months Ended
Dec. 31, 2013 item
Line of Credit Facility [Line Items]
Number of purchase rights	5
Boeing 737-800 Pre-delivery Payment Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, current borrowing capacity	$ 200,300,000
Credit facility, amount outstanding	47,500,000
Line of credit facility, undrawn commitment	$ 152,900,000
Boeing 737 Aircraft [Member] | Boeing 737-800 Pre-delivery Payment Facility [Member]
Line of Credit Facility [Line Items]
Number of aircraft financed	15
Number of aircraft to be delivered in 2015	10
Number of purchase rights	5